As filed with the Securities and Exchange Commission on March 30, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue Floor 4
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JANUARY 31, 2011 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 101.9%
	Class 1 & 2 Funds: 29.8%^
151,134	American Century Heritage Fund	$3,267,506
211,765	American Century Vista Fund *	3,669,882
78,888	BlackRock Energy & Resources Portfolio	3,686,428
50,600	iShares Dow Jones U.S. Basic Materials Sector Index Fund	3,904,802
116,200	iShares Russell 2000 Growth Index Fund	10,091,970
70,000	iShares S&P MidCap 400 Growth Index Fund	7,138,600
68,800	Market Vectors Agribusiness ETF	3,795,008
220,872	Oppenheimer Developing Markets Fund	7,545,000
219,500	Rydex S&P MidCap 400 Pure Growth ETF	17,239,530
218,198	T. Rowe Price New Horizons Fund	7,375,108
202,664	Turner Midcap Growth Fund *	7,348,581
303,195	U.S. Global Investors Global Resources Fund	3,692,917
165,185	U.S. Global Investors World Precious Minerals Fund	3,308,658
80,000	Vanguard Small-Cap Growth ETF	6,299,200
321,126	Wells Fargo Advantage Discovery Fund *†	7,951,090
262,453	Wells Fargo Advantage Growth Fund *	9,256,721
	Total Class 1 & 2 Funds	105,571,001
	Class 3 Funds: 72.1%^
614,480	AllianceBernstein Small/Mid Cap Value Fund	11,146,664
590,031	Ariel Fund †	28,946,913
63,225	Calamos Growth Fund *	3,730,299
631,595	Cambiar Opportunity Fund	12,095,046
250,675	Fairholme Fund	8,826,281
1,032,966	Fidelity Advisor Dividend Growth Fund †	13,717,793
354,013	Fidelity Blue Chip Growth Fund	16,383,710
34,575	Invesco Van Kampen Global Franchise Fund	736,451
670,050	iShares Russell Midcap Value Index Fund	30,835,701
90,000	iShares S&P MidCap 400 Index Fund	8,309,700
94,000	iShares S&P MidCap 400 Value Index Fund	7,664,760
695,051	Marsico Growth Fund	13,581,293
179	Matthews Asian Growth & Income Fund	3,182
487,571	PIMCO StocksPLUS Total Return Fund †	3,861,560
777,000	Rydex S&P Equal Weight Fund	37,536,870
189,100	SPDR S&P MidCap 400 ETF	31,740,435
658,011	T. Rowe Price International Stock Fund	9,370,082
251,000	Vanguard Growth ETF	15,705,070
23,292	Wells Fargo Advantage Opportunity Fund *	943,090
	Total Class 3 Funds	255,134,900
	Total Investment Companies
	(Cost $309,583,437)	360,705,901
	SHORT-TERM INVESTMENTS: 0.2%
820,013	Fidelity Government Portfolio, 0.01% #	820,013
	Total Short-Term Investments
	(Cost $820,013)	820,013
	Total Investments: 102.1%
	(Cost $310,403,450)	361,525,914

Liabilities in Excess of Other Assets: (2.1)%	(7,617,617)
Net Assets: 100.0%	$353,908,297

* Non-income producing.
†	A portion of this security is considered illiquid. As of January 31, 2011, the total market value of securities considered illiquid was $11,384,666 or 3.2% of net assets.
# Seven-day yield as of January 31, 2011.

^ CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^ CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows+:

Cost of investments	$310,403,450
Gross unrealized appreciation	51,549,843
Gross unrealized depreciation	(427,379)
Net unrealized appreciation	$51,122,464

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at January 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2011.

	Level 1	Level 2		Level 3
Investment Companies	$360,705,901	$	---	$	---

Short-Term Investments	820,013	$	---	$	---

Total Investments in Securities	$361,525,914	$	---	$	---

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JANUARY 31, 2011 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 102.6%
	Class 1 & 2 Funds: 61.3%^
242,281	American Century Heritage Fund	$5,238,106
117,647	American Century Vista Fund *	2,038,824
32,139	BlackRock Energy & Resources Portfolio	1,501,864
25,000	Energy Select Sector SPDR Fund	1,828,750
26,500	iShares Dow Jones U.S. Basic Materials Sector Index Fund	2,045,005
7,700	iShares MSCI Chile Investable Market Index Fund	549,472
9,800	iShares MSCI South Korea Index Fund	601,720
38,500	iShares MSCI Taiwan Index Fund	599,445
62,000	iShares Russell 2000 Growth Index Fund	5,384,700
25,500	iShares Russell 2000 Index Fund	1,987,725
41,000	iShares S&P MidCap 400 Growth Index Fund	4,181,180
41,500	iShares S&P North American Natural Resources Sector Index Fund	1,795,290
21,400	iShares Silver Trust *	586,360
22,500	Market Vectors Agribusiness ETF	1,241,100
64,425	Oppenheimer Developing Markets Fund	2,200,765
98,300	Rydex S&P MidCap 400 Pure Growth ETF	7,720,482
42,000	SPDR S&P International Small Cap ETF	1,302,420
62,342	T. Rowe Price New Horizons Fund	2,107,174
57,904	Turner Midcap Growth Fund *	2,099,595
122,259	U.S. Global Investors Global Resources Fund	1,489,112
51,096	US Global Investors World Precious Minerals Fund	1,023,455
36,000	Vanguard Extended Market ETF	1,989,360
69,500	Vanguard Small-Cap Growth ETF	5,472,430
159,732	Wells Fargo Advantage Discovery Fund *	3,954,977
55,503	Wells Fargo Advantage Growth Fund *	1,957,599
	Total Class 1 & 2 Funds	60,896,910
	Class 3 Funds: 41.3%^
120,997	Ariel Fund	5,936,119
123,515	Cambiar Opportunity Fund	2,365,315
40,126	Fairholme Fund	1,412,829
216,000	Fidelity Advisor Dividend Growth Fund	2,868,486
136,100	iShares Russell Midcap Value Index Fund	6,263,322
175,942	Marsico Growth Fund	3,437,915
177,700	Rydex S&P Equal Weight Fund	8,584,687
41,600	SPDR S&P MidCap 400 ETF	6,982,560
64,837	T. Rowe Price International Stock Fund	923,278
35,000	Vanguard Growth ETF	2,189,950
	Total Class 3 Funds	40,964,461
	Total Investment Companies
	(Cost $89,650,329)	101,861,371
	SHORT-TERM INVESTMENTS: 0.1%
160,169	Fidelity Government Portfolio, 0.01% #	160,169
	Total Short-Term Investments
	(Cost $160,169)	160,169
	Total Investments: 102.7%

(Cost $89,810,498)	102,021,540
Liabilities in Excess of Other Assets: (2.7)%	(2,719,863)
Net Assets: 100.0%	$99,301,677

* Non-income producing.
# Seven-day yield as of January 31, 2011.

^ CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^ CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows+:

Cost of investments	$89,882,160
Gross unrealized appreciation	12,473,074
Gross unrealized depreciation	(333,694)
Net unrealized appreciation	$12,139,380

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at January 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2011

	Level 1	Level 2		Level 3
Investment Companies	$101,861,371	$	---	$	---

Short-Term Investments	160,169	$	---	$	---

Total Investments in Securities	$102,021,540	$	---	$	---

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JANUARY 31, 2011 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.8%
	Class 3 Funds: 59.9%^
116,544	AllianceBernstein Small/Mid Cap Value Fund	$2,114,101
89,451	Ariel Fund	4,388,458
27,440	Calamos Growth Fund *	1,618,944
153,566	Cambiar Opportunity Fund	2,940,780
33,337	Fairholme Fund	1,173,799
217,723	Fidelity Advisor Dividend Growth Fund	2,891,358
48,152	Fidelity Blue Chip Growth Fund	2,228,465
111,200	iShares Russell Midcap Value Index Fund	5,117,424
29,500	iShares S&P MidCap 400 Value Index Fund	2,405,430
163,385	Marsico Growth Fund	3,192,540
304,661	PIMCO StocksPLUS Total Return Fund	2,412,917
89,400	Rydex S&P Equal Weight Fund	4,318,914
28,550	SPDR S&P MidCap 400 ETF	4,792,118
90,991	T. Rowe Price International Stock Fund	1,295,710
36,000	Vanguard Growth ETF	2,252,520
	Total Class 3 Funds	43,143,478
	Class 4 Funds: 6.0%^
120,598	Calamos Market Neutral Income Fund	1,441,151
54,892	Gateway Fund	1,442,016
31,840	Permanent Portfolio Fund	1,448,705
	Total Class 4 Funds	4,331,872
	Class 5 Funds: 33.9%^
152,905	AllianceBernstein Global Bond Fund	1,276,756
97,042	Artio Total Return Bond Fund	1,301,336
162,250	Baird Aggregate Bond Fund	1,706,865
123,237	BlackRock Strategic Income Opportunities Portfolio	1,234,839
146,498	Fidelity Capital & Income Fund	1,416,631
157,024	Loomis Sayles Bond Fund	2,256,435
453,630	Mainstay High Yield Corporate Bond Fund	2,699,096
153,624	Metropolitan West Low Duration Bond Fund	1,328,865
204,272	Metropolitan West Total Return Bond Fund	2,126,469
116,421	PIMCO Emerging Markets Bond Fund	1,279,463
134,566	PIMCO Global Bond Fund (Unhedged)	1,310,677
125,298	Pioneer Strategic Income Fund	1,382,031
32,150	SPDR Barclays Capital High Yield Bond ETF	1,301,754
166,824	TCW Total Return Bond Fund	1,658,227
185,068	Western Asset Core Bond Fund	2,130,138
	Total Class 5 Funds	24,409,582
	Total Investment Companies
	(Cost $64,793,280)	71,884,932
	SHORT-TERM INVESTMENTS: 0.3%
196,410	Fidelity Government Portfolio, 0.01% #	196,410
	Total Short-Term Investments
	(Cost $196,410)	196,410

Total Investments: 100.1%
(Cost $64,989,690)	72,081,342
Liabilities in Excess of Other Assets: (0.1)%	(57,171)
Net Assets: 100.0%	$72,024,171

* Non-income producing.
# Seven-day yield as of January 31, 2011.

^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

^ CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs
Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market. These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^ CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.
Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows+:

Cost of investments	$65,009,785
Gross unrealized appreciation	7,362,683
Gross unrealized depreciation	(291,126)
Net unrealized appreciation	$7,071,557

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at January 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

 The following is a summary of the inputs used to value the Fund's investments as of January 31, 2011.

	Level 1	Level 2		Level 3
Investment Companies	$71,884,932	$	---	$	---

Short-Term Investments	196,410	$	---	$	---

Total Investments in Securities	$72,081,342	$	---	$	---

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT JANUARY 31, 2011 (UNAUDITED)

Shares			Value
		INVESTMENT COMPANIES: 99.8%
		Class 4 Funds: 15.7%^
684,596		Calamos Market Neutral Income Fund	$8,180,928
312,313		Gateway Fund	8,204,466
198,362		Permanent Portfolio Fund	9,025,469
		Total Class 4 Funds	25,410,863
		Class 5 Funds: 84.1%^
1,019,806		AllianceBernstein Global Bond Fund	8,515,383
871,760		Artio Total Return Bond Fund	11,690,306
801,704		Baird Aggregate Bond Fund	8,433,923
872,932		BlackRock Strategic Income Opportunities Portfolio	8,746,776
735,248		Fidelity Capital & Income Fund	7,109,844
1,339,728		John Hancock Strategic Income Fund	8,989,573
853,806		Loomis Sayles Bond Fund	12,269,187
3,018,400		Mainstay High Yield Corporate Bond Fund	17,959,480
953,206		Metropolitan West Total Return Bond Fund	9,922,871
273,675		PIMCO Emerging Markets Bond Fund	3,007,692
684,632		PIMCO Global Bond Fund (Unhedged)	6,668,314
805,876		Pioneer Strategic Income Fund	8,888,814
216,800		SPDR Barclays Capital High Yield Bond ETF	8,778,232
393,894		Weitz Short-Intermediate Income Fund	4,888,227
864,877		Western Asset Core Bond Fund	9,954,734
		Total Class 5 Funds	135,823,356
		Total Investment Companies
		(Cost $154,421,629)	161,234,219
		SHORT-TERM INVESTMENTS: 0.3%
442,522		Fidelity Government Portfolio, 0.01% #	442,522
		Total Short-Term Investments
		(Cost $442,522)	442,522
		Total Investments: 100.1%
		(Cost $154,864,151)	161,676,741
		Liabilities in Excess of Other Assets: (0.1)%	(174,500)
		Net Assets: 100.0%	$161,502,241

	#	Seven-day yield as of January 31, 2011.

^ CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs
Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market. These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^ CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.
Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows+:

Cost of investments	$154,932,321
Gross unrealized appreciation	8,007,818
Gross unrealized depreciation	(1,263,398)
Net unrealized appreciation	$6,744,420

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at January 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2011.

	Level 1	Level 2		Level 3
Investment Companies	$161,234,219	$	---	$	---

Short-Term Investments	442,522	$	---	$	---

Total Investments in Securities	$161,676,741	$	---	$	---

FUNDX ETF UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JANUARY 31, 2011 (UNAUDITED)

Shares			Value
		INVESTMENT COMPANIES: 99.8%
		Class 1 & 2 Funds: 28.8%^
700		iShares MSCI Pacific ex-Japan Index Fund	$32,424
2,700		iShares Russell 2000 Growth Index Fund	234,495
2,800		iShares Russell 2000 Index Fund	218,260
2,300		iShares Russell Midcap Growth Index Fund	132,710
1,000		iShares S&P MidCap 400 Growth Index Fund	101,980
3,500		iShares S&P North American Natural Resources Sector Index Fund	151,410
1,600		iShares S&P SmallCap 600 Growth Index Fund	116,352
1,700		iShares S&P SmallCap 600 Index Fund	116,535
5,050		iShares Silver Trust *	138,370
2,300		Rydex S&P MidCap 400 Pure Growth ETF	180,642
3,500		SPDR S&P International Small Cap ETF	108,535
3,900		Vanguard Extended Market ETF	215,514
3,000		Vanguard Small-Cap ETF	219,420
1,500		Vanguard Small-Cap Growth ETF	118,110
		Total Class 1 & 2 Funds	2,084,757
		Class 3 Funds: 71.0%^
10,700		iShares Russell 1000 Growth Index Fund	627,555
17,550		iShares Russell Midcap Value Index Fund	807,651
1,000		iShares S&P MidCap 400 Value Index Fund	81,540
3,800		Rydex S&P Equal Weight Fund	183,578
11,450		SPDR S&P MidCap 400 ETF	1,921,883
24,300		Vanguard Growth ETF	1,520,451
		Total Class 3 Funds	5,142,658
		Total Investment Companies
		(Cost $6,610,474)	7,227,415
		SHORT-TERM INVESTMENTS: 0.7%
53,274		Fidelity Government Portfolio, 0.01% #	53,274
		Total Short-Term Investments
		(Cost $53,274)	53,274
		Total Investments: 100.5%
		(Cost $6,663,748)	7,280,689
		Liabilities in Excess of Other Assets: (0.5)%	(34,391)
		Net Assets: 100.0%	$7,246,298

	*	Non-income producing.
	#	Seven-day yield as of January 31, 2011.

^ CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^ CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows+:

Cost of investments	$6,668,059
Gross unrealized appreciation	622,869
Gross unrealized depreciation	(10,239)
Net unrealized appreciation	$612,630

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at January 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2011.

	Level 1	Level 2		Level 3
Investment Companies	$7,227,415	$	---	$	---

Short-Term Investments	53,274	$	---	$	---

Total Investments in Securities	$7,280,689	$	---	$	---

FUNDX ETF AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JANUARY 31, 2011 (UNAUDITED)

Shares			Value
		INVESTMENT COMPANIES: 107.2%
		Class 1 & 2 Funds: 107.2%^
7,900		iShares MSCI Pacific ex-Japan Index Fund	$365,928
27,900		iShares Russell 2000 Growth Index Fund	2,423,115
31,200		iShares Russell 2000 Index Fund	2,432,040
22,450		iShares Russell Midcap Growth Index Fund	1,295,365
15,200		iShares S&P MidCap 400 Growth Index Fund	1,550,096
41,000		iShares S&P North American Natural Resources Sector Index Fund	1,773,660
16,000		iShares S&P SmallCap 600 Growth Index Fund	1,163,520
17,000		iShares S&P SmallCap 600 Index Fund	1,165,350
57,550		iShares Silver Trust *	1,576,870
30,000		PowerShares Dynamic Mid Cap Growth Portfolio	650,700
19,800		Rydex S&P MidCap 400 Pure Growth ETF	1,555,092
39,500		SPDR S&P International Small Cap ETF	1,224,895
44,000		Vanguard Extended Market ETF	2,431,440
33,600		Vanguard Small-Cap ETF	2,457,504
16,700		Vanguard Small-Cap Growth ETF	1,314,958
		Total Class 1 & 2 Funds	23,380,533
		Total Investment Companies
		(Cost $21,820,564)	23,380,533
		SHORT-TERM INVESTMENTS: 0.3%
57,825		Fidelity Government Portfolio, 0.01% #	57,825
		Total Short-Term Investments
		(Cost $57,825)	57,825
		Total Investments: 107.5%
		(Cost $21,878,389)	23,438,358
		Liabilities in Excess of Other Assets: (7.5)%	(1,641,172)
		Net Assets: 100.0%	$21,797,186

	*	Non-income producing.
	#	Seven-day yield as of January 31, 2011.

^ CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^ CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows+:

Cost of investments	$21,951,567
Gross unrealized appreciation	1,635,688
Gross unrealized depreciation	(148,897)
Net unrealized appreciation	$1,486,791

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at January 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2011.

	Level 1	Level 2		Level 3
Investment Companies	$23,380,533	$	---	$	---

Short-Term Investments	57,825	$	---	$	---

Total Investments in Securities	$23,438,358	$	---	$	---

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JANUARY 31, 2011 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 36.8%
	Class 1 & 2 Funds: 14.1%^
10,000	iShares Dow Jones U.S. Basic Materials Sector Index Fund ‡	$771,700
30,000	iShares Russell 2000 Growth Index Fund ‡	2,605,500
40,000	iShares Silver Trust ‡*	1,096,000
	Total Class 1 & 2 Funds	4,473,200
	Class 3 Funds: 22.7%^
30,897	Ariel Fund	1,515,811
68,815	Marsico Growth Fund	1,344,640
25,800	SPDR S&P MidCap 400 ETF ‡	4,330,530
	Total Class 3 Funds	7,190,981
	Total Investment Companies
	(Cost $10,864,890)	11,664,181
	SHORT-TERM INVESTMENTS: 61.0%
3,445,351	Fidelity Government Portfolio, 0.01% #	3,445,350
2,400,000	United States Treasury Bill, Maturity Date 2/10/11, 0.1350%	2,399,946
8,000,000	United States Treasury Bill, Maturity Date 3/03/11, 0.1480%	7,999,458
5,500,000	United States Treasury Bill, Maturity Date 3/17/11, 0.1500%	5,499,407
	Total Short-Term Investments
	(Cost $19,344,161)	19,344,161
	Total Investments: 97.8%
	(Cost $30,209,051)	31,008,342
	Other Assets in Excess of Liabilities: 2.2%	692,342
	Net Assets: 100.0%	$31,700,684

SCHEDULE OF OPTIONS WRITTEN AT JANUARY 31, 2011 (UNAUDITED)
Contracts (100 shares per contract)		Value
	CALL OPTIONS WRITTEN
100	iShares Dow Jones U.S. Basic Materials Sector Index Fund, Expiration 2/19/11, Strike Price $76 *	$(22,750)
100	iShares Russell 2000 Growth Index Fund, Expiration 2/19/11, Strike Price $86 *	(25,000)
200	iShares Russell 2000 Growth Index Fund, Expiration 2/19/11, Strike Price $90 *	(10,500)
95	iShares Silver Trust, Expiration 2/4/11, Strike Price $26 *	(13,965)
95	iShares Silver Trust, Expiration 2/4/11, Strike Price $27 *	(6,412)
85	iShares Silver Trust, Expiration 2/19/11, Strike Price $27 *	(8,840)
125	iShares Silver Trust, Expiration 2/19/11, Strike Price $28 *	(7,188)
258	SPDR S&P MidCap 400 ETF, Expiration 2/19/11, Strike Price $168 *	(71,595)
	Total Call Options Written
	(Premiums received $160,254)	(166,250)
	PUT OPTIONS WRITTEN
100	Energy Select Sector SPDR Fund, Expiration 2/19/11, Strike Price $68 *	(2,300)
100	Energy Select Sector SPDR Fund, Expiration 2/19/11, Strike Price $70 *	(4,450)
200	iShares Russell 1000 Growth Index Fund, Expiration 2/19/11, Strike Price $58 *	(13,000)
200	iShares Russell 2000 Index Fund, Expiration 2/19/11, Strike Price $75 *	(15,200)
300	iShares Russell MidCap Value Index Fund, Expiration 2/19/11, Strike Price $45 *	(12,000)
200	iShares S&P 500 Value Index Fund, Expiration 2/19/11, Strike Price $61 *	(14,000)
200	Market Vectors Agribusiness ETF, Expiration 2/19/11, Strike Price $54 *	(14,000)
100	Powershares QQQ ETF, Expiration 2/4/11, Strike Price $55 *	(1,950)
100	Powershares QQQ ETF, Expiration 2/19/11, Strike Price $54 *	(3,850)

100		Powershares QQQ ETF, Expiration 2/19/11, Strike Price $55 *	(5,900)
200		Rydex S&P Equal Weight Fund, Expiration 2/19/11, Strike Price $47 *	(5,000)
100		SPDR S&P MidCap 400 ETF, Expiration 2/19/11, Strike Price $160 *	(8,750)
100		SPDR S&P MidCap 400 ETF, Expiration 2/19/11, Strike Price $165 *	(18,000)
		Total Put Options Written
		(Premiums received $155,239)	(118,400)
		TOTAL OPTIONS WRITTEN
		(Total Premiums received $315,493)	$(284,650)

	‡	Held in connection with open written call options.
	*	Non-income producing.
	#	Seven-day yield as of January 31, 2011.

^ CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^ CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows+:

Cost of investments			$30,393,902
Gross unrealized appreciation			909,664
Gross unrealized depreciation			(295,224)
Net unrealized appreciation			$614,440

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at January 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2011.

	Level 1		Level 2		Level 3
Investment Companies		$11,664,181	$	---	$	---

Short-Term Investments		3,445,350		15,898,811	$	---

Total Investments in Securities		$15,109,531		$15,898,811	$	---

Written Options	$	---		$(284,650)	$	---

FUNDX TACTICAL TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS AT JANUARY 31, 2011 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 56.7%
	Class 1 & 2 Funds: 9.9%^
1,000	iShares Dow Jones U.S. Basic Materials Sector Index Fund ‡	$77,170
4,000	iShares Russell 2000 Growth Index Fund ‡	347,400
4,000	iShares Silver Trust ‡*	109,600
	Total Class 1 & 2 Funds	534,170
	Class 3 Funds: 15.5%^
3,363	Ariel Fund	164,987
5,452	Marsico Growth Fund	106,537
1,469	PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar Hedged)	10,956
3,300	SPDR S&P MidCap 400 ETF ‡	553,904
	Total Class 3 Funds	836,384
	Class 4 Funds: 4.5%^
5,600	Calamos Market Neutral Income Fund	66,914
2,549	Gateway Fund	66,955
2,343	Permanent Portfolio Fund	106,624
	Total Class 4 Funds	240,493
	Class 5 Funds: 26.8%^
12,697	AllianceBernstein Global Bond Fund	106,019
10,586	BlackRock Strategic Income Opportunities Portfolio	106,073
18,169	John Hancock Strategic Income Fund	122,098
11,262	Loomis Sayles Bond Fund	161,828
36,240	Mainstay High Yield Corporate Bond Fund	215,628
9,295	Metropolitan West Low Duration Bond Fund	80,379
15,374	Metropolitan West Total Return Bond Fund	160,046
8,879	PIMCO Emerging Markets Bond Fund	97,576
12,896	PIMCO Global Bond Fund (Unhedged)	125,609
7,319	Pioneer Strategic Income Fund	80,727
2,000	SPDR Barclays Capital High Yield Bond ETF	80,980
9,318	Western Asset Core Bond Fund	107,250
	Total Class 5 Funds	1,444,213
	Total Investment Companies
	(Cost $2,900,309)	3,055,260
	SHORT-TERM INVESTMENTS: 42.4%
389,489	Fidelity Government Portfolio, 0.01% #	389,489
800,000	United States Treasury Bill, Maturity Date 3/03/11, 0.1480%	799,945
400,000	United States Treasury Bill, Maturity Date 3/17/11, 0.1500%	399,957
700,000	United States Treasury Bill, Maturity Date 3/24/11, 0.1550%	699,970
	Total Short-Term Investments
	(Cost $2,289,361)	2,289,361
	Total Investments: 99.1%
	(Cost $5,189,670)	5,344,621
	Other Assets in Excess of Liabilities: 0.9%	48,135
	Net Assets: 100.0%	$5,392,756

SCHEDULE OF OPTIONS WRITTEN AT JANUARY 31, 2011 (UNAUDITED)
Contracts (100 shares per contract)			Value
		CALL OPTIONS WRITTEN
10		iShares Dow Jones U.S. Basic Materials Sector Index Fund, Expiration 2/19/11, Strike Price $76 *	$(2,275)
10		iShares Russell 2000 Growth Index Fund, Expiration 2/19/11, Strike Price $86 *	(2,500)
30		iShares Russell 2000 Growth Index Fund, Expiration 2/19/11, Strike Price $90 *	(1,575)
10		iShares Silver Trust, Expiration 2/04/11, Strike Price $26 *	(1,470)
10		iShares Silver Trust, Expiration 2/04/11, Strike Price $27 *	(675)
10		iShares Silver Trust, Expiration 2/19/11, Strike Price $27 *	(1,040)
10		iShares Silver Trust, Expiration 2/19/11, Strike Price $28 *	(575)
33		SPDR S&P MidCap 400 ETF, Expiration 2/19/11, Strike Price $168 *	(9,158)
		Total Call Options Written
		(Premiums received $19,843)	(19,268)
		PUT OPTIONS WRITTEN
10		Energy Select Sector SPDR Fund, Expiration 2/19/11, Strike Price $68 *	(230)
10		Energy Select Sector SPDR Fund, Expiration 2/19/11, Strike Price $70 *	(445)
20		iShares Russell 1000 Growth Index Fund, Expiration 2/19/11, Strike Price $58 *	(1,300)
20		iShares Russell 2000 Index Fund, Expiration 2/19/11, Strike Price $75 *	(1,520)
30		iShares Russell MidCap Value Index Fund, Expiration 2/19/11, Strike Price $45 *	(1,200)
20		iShares S&P 500 Value Index Fund, Expiration 2/19/11, Strike Price $61 *	(1,400)
20		Market Vectors Agribusiness ETF, Expiration 2/19/11, Strike Price $54 *	(1,400)
10		Powershares QQQ ETF, Expiration 2/04/11, Strike Price $55 *	(195)
10		Powershares QQQ ETF, Expiration 2/19/11, Strike Price $54 *	(385)
10		Powershares QQQ ETF, Expiration 2/19/11, Strike Price $55 *	(590)
20		Rydex S&P Equal Weight Fund, Expiration 2/19/11, Strike Price $47 *	(500)
10		SPDR S&P MidCap 400 ETF, Expiration 2/19/11, Strike Price $160 *	(875)
10		SPDR S&P MidCap 400 ETF, Expiration 2/19/11, Strike Price $165 *	(1,800)
		Total Put Options Written
		(Premiums received $15,524)	(11,840)
		TOTAL OPTIONS WRITTEN
		(Premiums received $35,367)	$(31,108)

	‡	Held in connection with open written call options.
	*	Non-income producing.
	#	Seven-day yield as of January 31, 2011.

^ CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies. Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^ CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^ CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

^ CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs
Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market. These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^ CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.
Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows+:

Cost of investments	$5,191,923
Gross unrealized appreciation	188,144
Gross unrealized depreciation	(35,446)
Net unrealized appreciation	$152,698

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at January 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2011.

	Level 1		Level 2		Level 3
Investment Companies		$3,055,260	$	---	$	---

Short-Term Investments		389,489		1,889,872	$	---

Total Investments in Securities		$3,444,749		$1,899,872	$	---

Written Options	$	---		$(31,108)	$	---

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Eric W. Falkeis
                                                 Eric W. Falkeis, President

Date   March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                    Eric W. Falkeis, President

Date March 24, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer
Date March 25, 2011

•	Print the name and title of each signing officer under his or her signature.